Summary of Consideration Paid and Recognized Amounts of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Central Payment Co., LLC and ProPay	May 02, 2011 TermNet Merchant Services, Inc.
Business Acquisition [Line Items]
Cash and restricted cash				$ 3,003	$ 2,691
Accounts receivable				4,092	10,253
Other assets				12,522	1,516
Identifiable intangible assets				76,600	11,740
Goodwill	1,543,179	518,344	355,498	162,090	28,918
Accounts payable					(5,578)
Accrued compensation					(2,683)
Deferred tax liability					(4,506)
Other liabilities				(30,558)	(351)
Noncontrolling interest in acquired entity				(38,000)
Total consideration				$ 189,749	$ 42,000